VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITY [Abstract]
VARIABLE INTEREST ENTITY
3.	VARIABLE INTEREST ENTITY

Basic Information

PRC laws and regulations prohibit or restrict foreign ownership of value-added telecommunications services. To comply with these foreign ownership restrictions, the Company operates its value-added telecommunications services in the PRC through its VIE. The paid-in capital of the VIE was funded by the Company through a loan extended to the authorized individuals. The Company has entered into certain exclusive agreements with the VIE through Vimicro China which obligates Vimicro China to absorb a majority of the risk of loss from the VIE activities and entitles Vimicro China to receive a majority of residual returns. In addition, the Company has entered into certain agreements with the authorized individuals through Vimicro China, including loan agreements for the paid-in capital of the VIE, option agreements to acquire the equity interests in the VIE when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIE held by the authorized individuals.

Financial Information

As of December 31, 2013, the carrying amounts of the total current assets and shareholder's equity of the VIE were $1,521 and $1,514, respectively. As of December 31, 2014, the carrying amounts of the total current assets and shareholder's equity of the VIE were $1,511 and $1,478, respectively. The VIE has no substantive operation since incorporation and the Company has not provided financial or other support during the periods presented to the VIE that it was not previously contractually required to provide.

Summary of significant agreements currently in effect

Loan agreement between Vimicro China and the shareholders of Vimicro Sky-Vision, Vimicro China granted interest-free loans to the legal shareholders of the Vimicro Sky-Vision in the amount that is equal to their respective capital contribution in the Vimicro Sky-Vision. The loans can be repaid only with proceeds from the sale of all of the respective shareholder's equity interests in the applicable Vimicro Sky-Vision to Vimicro China or its designated representatives pursuant to the applicable exclusive equity interest purchase right agreement.

Business operations agreement among Vimicro China, Vimicro Sky-Vision and the shareholders of Vimicro Sky-Vision, Vimicro China should provide financial support and fund any losses when Vimicro Sky-Vision require it, and Vimicro Sky-Vision together with its shareholder jointly agree that Vimicro Sky-Vision should not conduct any transaction which may materially affects its assets, obligations and rights on the company's operation without obtaining a prior written consent from Vimicro China, including conduct any business, make any capital expenditure, appoint or change any directors etc. This agreement sets forth the rights of Vimicro China to control the actions of the shareholders of Vimicro Sky-Vision.

Power of Attorney among Vimicro China, Vimicro Sky-Vision and the shareholders of Vimicro Sky-Vision. This agreement sets forth the rights of Vimicro China to control the actions of the shareholders of Vimicro Sky-Vision.

Exclusive technical and consulting service agreements between Vimicro China and Vimicro Sky-Vision, Vimicro China has the exclusive right to provide technical and consulting services to Vimicro Sky-Vision, including product development and application services, technology support, intellectual property rights, marketing, staffing, business operation and maintenance services to Vimicro Sky-Vision for a fee. Vimicro Sky-Vision has agreed to pay a service fee to Vimicro China equal to a certain percentage of its respective total operating margin. The technical and consulting service agreements also transfer all of the economic benefit of intellectual property created by Vimicro Sky-Vision to Vimicro China. And it will remain in effect indefinitely and can be terminated only by Vimicro China unless otherwise required by law.

Equity interest purchase right agreement among Vimicro China, Vimicro Sky-Vision and the shareholders of Vimicro Sky-Vision, the legal shareholders of Vimicro Sky-Vision irrevocably granted Vimicro China or its designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in Vimicro Sky-Vision from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive interest purchase right agreement will remain in effect until all of the equity interests in Vimicro Sky-Vision have been duly transferred to Vimicro China or its designated representative.

Share pledge agreement among Vimicro China, Vimicro Sky-Vision and the shareholders of Vimicro Sky-Vision, the legal shareholders of Vimicro Sky-Vision have pledged their respective equity interests to Vimicro China to secure the performance of the obligations of Vimicro Sky-Vision and their legal shareholders under the applicable exclusive technical licensing and consulting services agreement, equity interest purchase right agreement and loan agreement. The Share pledge agreements will remain in effect until the secured obligations have been fully performed by Vimicro Sky-Vision or released by Vimicro China.